Employee benefit plan	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Employee benefit plan

Note 14—Employee benefit plan

The Company maintains a defined contribution 401(k) profit-sharing plan (the “401(k) Plan”) for eligible employees. Participants may make voluntary contributions up to the maximum amount allowable by law. The Company may make contributions to the 401(k) Plan on a discretionary basis which vest to the participants 100%. The Company elected not to make any contributions to the 401(k) Plan during the Predecessor 2014 Period or the Successor 2014 Period. The Company made $18,000 and $0.1 million of matching contributions to the 401(k) Plan during the years ended December 31, 2015 and 2016, respectively.